Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	11.80%	11.40%
Consumer - Housing loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	12.30%	11.40%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 6,166	¥ 6,072
Concentration risk , percentage	76.00%	75.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 821	¥ 965